FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
1001 Jefferson Street, Wilmington, DE  19801
                                        Tel:  (800) 963-9539
                                        Fax:  (302) 576-3520



                                   April 15, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re: First Golden American Life Insurance Company of New York -- CIK: 1026974, File No: 333-16279
               Certification re Filing pursuant to Rule 497(j) of the Securities Act of 1933, as amended


Ladies and Gentlemen:

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of The GCG Trust (the "Trust"), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that for the the statement of additional information for Separate
Account NY-B of First Golden Life Insurance Company of
New York (the "Separate Account"):

     (1) the form of statement of additional information that would have been filed under Securities
         Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

     (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.

     The Prospectus for the Separate Account has been or will be filed electronically pursuant to Rule 497(c) in a separate filing.



                                   Sincerely,


                                   /s/ Marilyn Talman
                                   Marilyn Talman
                                   Vice President and
                                        Associate
                                        General Counsel